GENERAL AND ADMINISTRATIVE EXPENSE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of General And Administrative Expense [Abstract]
Employee compensation and benefits	$ 88	$ 98	$ 175	$ 197
Management fees	55	24	106	48
Transaction costs	25	4	29	7
Other	75	69	146	139
Total general and administrative expense	$ 243	$ 195	$ 456	$ 391